SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ____	☐

Post-Effective No. 28	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 29	☒
(Check appropriate box or boxes)

JOHNSON MUTUAL FUNDS TRUST- File Nos. 33-52970 and 811-7254
3777 West Fork Road, Cincinnati, Ohio 45247
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 661-3100
Marc E. Figgins, 3777 West Fork Road, Cincinnati, Ohio 45247
(Name and Address of Agent for Service)

With copy to:
Donald S. Mendelsohn, Thompson Hine, L.L.P..
312 Walnut Street 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	December 8, 2008

Prospectus dated December 8, 2008

Johnson International Fund

Johnson Mutual Funds Trust
3777 West Fork Road
Cincinnati, OH 45247
(513) 661-3100
(800) 541-0170
FAX (513) 661-4901

Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Johnson Mutual Funds	Prospectus Dated December 8, 2008

Table of Contents

Investment Objective, Principal Risks and Fund Performance
Johnson International Fund	1
Costs of Investing in the Funds	5
How to Buy, Sell or Exchange Shares in the Funds
How to Buy Shares	6
How to Sell Shares	7
How to Exchange Shares	8
Share Price Calculation	9
Dividends and Distributions	9
Taxes	9
Management of the Funds	10
Portfolio Managers	10
Market Timing Disclosure	11
Portfolio Disclosure	11
Other Information about Investments
Privacy Policy	12
Investment Adviser, Transfer Agent, Independent Registered Public Accounting Firm, Custodian, Legal Counsel	Back Page

Mutual fund shares are not insured or guaranteed by the FDIC or any other government agency.

The use of the term “Funds” throughout this prospectus refers to all series of the Johnson Mutual Funds Trust.

2

Johnson Mutual Funds	Prospectus Dated December 8, 2008

Investment Objective

The investment objective of the Johnson International Fund is long term capital growth.

Principal Strategies

The Fund invests primarily in equity securities of foreign companies. The Fund invests in companies located in a variety of countries throughout the world (possibly including emerging market countries). The Fund expects typically to invest in companies located in ten or more countries outside of the United States at any one time. The Fund may invest in the securities of a broad range of companies without restriction as to their market capitalization that its adviser believes offer opportunities for capital growth. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices.

The Fund's adviser selects companies using a combination of fundamental and quantitative disciplines developed by the adviser. The adviser seeks to find foreign companies offering a combination of strong growth, attractive valuation and improving profitability. A bottom-up stock selection process is used, but diversification by country, sector and company is an important consideration. Fundamental research is conducted by a team of analysts and portfolio managers seeking companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages, and positive growth criteria such as increasing revenues, cash flow and earnings. Traditional measures such as price/earnings ratios and price/book ratios are used to gauge the attractiveness of a stock’s valuation. The adviser also uses quantitative modeling as a stock selection tool. The model evaluates company-specific information (gathered from financial reports, market data, and other sources) that the adviser believes provides the best measures of profitability, growth, and valuation. Some of these factors include historical and expected future growth, profit trends and traditional and relative value. The adviser is not limited as to the type, operating history or dividend paying record of companies in which the Fund may invest.

The adviser expects to invest primarily in foreign companies whose stock is traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). ADRs are investments issued by an American bank or trust company evidencing ownership of underlying securities issues by a foreign company. The Fund may also invest in foreign companies through the use of Global Depositary Receipts (GDRs). GDRs are similar to ADRs except they are not American dollar denominated and trade in more than one country or on more than one exchange. The Fund may also invest in exchange-traded funds (ETFs). ETFs are securities that typically seek to track the performance of an index or a basket of stocks like stocks of a particular country or region. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

Principal Risks of Investing in the Fund

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk - Investment in equity securities of foreign companies is subject to the risks of changing political, economic, stock market, industry, and company conditions which could cause the Fund’s stocks to decrease in value.

Volatility Risk - Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds - Investment in an ETF carries security specific risk and market risk.  Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.  The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative.  The Fund also will incur brokerage costs when it purchases ETFs.  As a result, the cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Management Risk - The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

3

Smaller Company Risk - The stocks of small-sized and medium-sized companies are subject to certain risks including:

Possible dependence on a limited product line, limited financial resources or management group.
Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
Greater fluctuation in value than larger, more established company stocks.

Foreign Investing Risk - Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Emerging Market Country Risk - The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may subject to greater social, economic and political uncertainty and instability.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?
The Fund is intended to participate in economic development trends in the global economy. The Fund may be a suitable investment for:

♦	long term investors seeking a Fund with a growth investment strategy

♦	investors seeking to add exposure to foreign markets to their investment portfolios

♦	investors willing to accept price fluctuations in their investment

♦	investors who can tolerate the greater risks associated with investment in foreign equity investments

4

Johnson Mutual Funds	Prospectus Dated December 8, 2008

COSTS OF INVESTING IN THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees[1] (Fees paid directly from your investment)
Maximum Front End Load	None
Deferred Load	None
Redemption Fee[1]	None
Exchange Fee	None

Annual Fund Operating Expenses (Expenses that are deducted from fund assets)
Management Fees	1.40%
12b-1 Fees[2]	0.00%

Other Expenses (Acquired Fund Fees and Expenses)[3]	0.00%
Total Annual Fund Operating Expenses
Fee Waiver[4]	0.40%
Net Expenses	1.00%

[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.
[2]	The Fund has adopted a Rule 12b-1 Plan; however the Plan has not been activated and the Fund has no present intention to activate the plan through at least April 30, 2010.
[3]
“Other Expenses” are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. For example, numbers showing 0.00% have Acquired Fund Fees and Expenses of less than 0.005%.

[4]	The adviser has contractually agreed to waive its management fees for the Fund by the amounts shown through April 30, 2010. The adviser may not unilaterally change the contract until May 1, 2010.

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:
	1 Year	3 Years	5 Years	10 Years
Johnson International Fund	$103	$406	$732	$1,654

5

Johnson Mutual Funds	Prospectus Dated December 8, 2008

HOW TO BUY, SELL OR EXCHANGE SHARES IN THE FUNDS

The Fund and its transfer agent, Johnson Financial, Inc., can be contacted at the same mailing address and telephone numbers. If you need additional information on how to buy, sell or exchange shares in a Fund, please contact the transfer agent:

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 or (800) 541-0170
FAX: (513) 661-4901

HOW TO BUY SHARES

You may buy shares on any business day. This includes any day that a Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

You may buy shares for the Fund at the Fund’s net asset value (NAV) next determined after your order is received by the transfer agent. Purchase requests submitted by check, wire or exchange received at the transfer agent before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) receive the NAV determined as of the close of trading on the current day, and purchase requests received after that time receive the NAV determined as of the close of trading on the next business day following the date of receipt.

Initial Purchase: The minimum initial investment for the Fund is $2,000. Due to federal limitations, the minimum initial investment for a Coverdell Education Savings Account is $500. You may diversify your investments by choosing a combination of any of the Johnson Funds for your investment program.

By Mail - You may purchase shares of any Fund by following these steps:
Complete and sign an application;
Draft a check made payable to: Johnson Mutual Funds;
Identify on the check and on the application the Fund(s) in which you would like to invest;
Mail the application, check and any letter of instruction to the Transfer Agent.

By Wire - You may purchase shares of any Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired for a newly established account, you must call the Transfer Agent first to open an account and obtain an account number. Your bank must then wire the specified amount according to the following instructions:

National City Bank/Cincinnati
Johnson Mutual Funds
ABA #042000424
Account #983243416
For Further Credit to: Johnson Mutual Funds
Shareholder Account Name: __________________________
Shareholder Account Number: ________________________

You must mail a completed application to Johnson Mutual Funds after opening an account by wire transfer. Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the custodian bank. Wires for purchases not received by 4:00 p.m. Eastern Time the business day following the order’s trade date will be cancelled. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.

Additional Purchases: You may buy additional shares of a Fund at any time (minimum of $100) by mail or by bank wire if you meet the initial investment requirement for the Fund. Each additional purchase request must contain:

6

Name of your account(s);
Account number(s);
Name of the Fund(s) in which you wish to invest.

Checks should be made payable to “Johnson Mutual Funds” and should be sent to the Johnson Mutual Funds at the address indicated throughout this prospectus. A bank wire should be sent as outlined above.

Automatic Investment Option

You may arrange to make additional investments ($100 minimum) automatically on a monthly or bi-monthly basis by transferring money from your checking account. You must complete the “Optional Automatic Investment Plan” section of the application and provide the Trust with a voided check from the account you wish to use for the automatic investment. You may terminate this automatic investment program at any time by contacting the Transfer Agent.

The Fund may limit the amount of purchases and reject any purchase request in whole or in part. If your check or wire does not clear, you will be responsible for any loss incurred. The Fund can sell other shares you own as reimbursement for any loss incurred.

Distribution Plan

The International Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of their shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% of the Funds’ average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. As of the date of this Prospectus, the Rule 12b-1 Plan has not been activated and the Fund has no present intention to activate the Rule 12b-1 Plan.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

HOW TO SELL SHARES

You may sell shares in a Fund by mail or telephone, without a charge. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your request for a sale should be addressed to the Johnson Mutual Funds and must include:

Letter of instruction;
Fund name;
Account number(s);
Account name(s);
Dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered. For joint accounts with right of survivorship, only one signature is required for a withdrawal.

Requests for redemptions received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day. The Fund will forward the proceeds of your sale to you (or to your financial adviser) within 7 days (normally within 3 business days) after receipt of a proper request.

A Fund may require that signatures on redemption requests be guaranteed by a bank or a member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the transfer agent at the number indicated throughout this prospectus.

By Telephone - Telephone redemption privileges are automatically available to all shareholders. Shareholders may sell shares on any business day the NYSE is open by calling the transfer agent before 4:00 p.m. Eastern Time. A Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures will include requiring a form of personal identification from the caller. Sale proceeds will be mailed or wired at the shareholder’s direction to the designated account. The minimum amount that may be wired is $1,000. Wire charges of $10 may be deducted from sale proceeds.

7

By using the telephone redemption and exchange privileges, a shareholder authorizes a Fund to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, this shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund. The Funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

By Systematic Withdrawal Program - Shareholder may request that a predetermined amount be sent by check, ACH (Automated Clearing House) or wired to them periodically, each month or calendar quarter. A shareholder’s account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective five business days following receipt of instructions.

In order to facilitate the delivery of the checks as close as possible to the end of the month, shares will be sold on the 24th day of the month or the last business day prior to the 24th day if the 24th falls on a holiday or weekend. Shares may also be sold on the 5th day of the month or the 15th day of the month at the shareholder’s request. A withdrawal under the Systematic Withdrawal Program involves a sale of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder’s account, the account ultimately may be depleted.

Additional Information - Sale requests specifying a certain date or share price cannot be accepted and will be returned. If you invest by wire, you may sell your shares on the first business day following such purchase. However, if you invest by a personal, corporate, cashier’s or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase. Exchanges into any of the other Funds are, however, permitted without the waiting period.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales of Fund shares or postpone payment dates. If you are unable to accomplish your transaction by telephone (during times of unusual market activity), consider sending your order by express mail to the Funds, or facsimile to (513) 661-4901 or (513) 661-3160.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Fund may require any shareholder to sell all of his or her shares in the Fund on 30 days’ written notice if the value of his or her shares in the Fund is less than $2,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to an involuntary sale if the Board of Trustees determines to liquidate a Fund. An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

HOW TO EXCHANGE SHARES

As a shareholder in any Fund in the Johnson Mutual Funds Trust, you may exchange shares for shares of any other fund in the Johnson Mutual Funds Trust, subject to the minimum initial investment requirement of the Fund into which you are making the exchange. You may make an exchange by telephone or by written request.

By Telephone - Shareholders may call the Transfer Agent to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the transfer agent. Requests for exchanges received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. See “How to Sell Shares.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

8

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days prior notice to the shareholders.

SHARE PRICE CALCULATION

The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund’s investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. NAV per share is determined as of 4:00 p.m. Eastern Time on each day that the New York Stock Exchange (NYSE) is open for business and there exists shareholder orders for the Fund and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The NYSE is closed on weekends, most Federal holidays and Good Friday. The NAV per share of the Fund will fluctuate.

Requests to purchase, exchange and redeem shares are processed at the NAV calculated after the Transfer Agent receives your order.

The Fund’s assets are generally valued at their market value, using prices provided by a pricing service. If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the adviser may value a Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Fair value pricing may also be necessary if a Fund owns a thinly traded stock and the Fund is unable to obtain a current market price due to a lack of current trades. The adviser also may fair value securities whose values may be materially affected by events occurring after the closing of a foreign market but before the close of business of the New York Stock Exchange. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.

Any foreign securities held by the Fund will be priced as follows:
•	All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
•
Securities that are not traded on U.S. stock exchanges and that are not available through the use of ADRs or GDRs are generally valued according to the preceding closing values on the foreign exchange on which they are primarily traded. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

•
Because portfolio securities that are listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis at year end. The Fund intends to distribute its capital gains once a year, at year end.

Dividends and capital gain distributions are automatically reinvested in additional shares at the NAV per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal will be paid at that time. Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in IRA’s and 403(b) plans paid in cash only if you are 59-½ years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

9

TAXES

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

You are not required to pay federal regular income tax on any dividends received from a Fund that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds may be included in calculating the federal Alternative Minimum Tax. Income that is exempt from federal tax may be subject to state and local income tax.

The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. You should consult with your tax adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, a Fund will be required to withhold and remit to the IRS 30% of the dividends, distributions and sales proceeds payable to the shareholder. A Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

MANAGEMENT OF THE FUNDS

Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (“Johnson”) serves as investment adviser to the Funds. In this capacity, Johnson is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio and managing the Funds’ business affairs. Johnson is a Cincinnati-based company that has grown, since its inception in 1965, to become one of the largest independent investment advisory firms in the Cincinnati area. As of December 31, 2007, Johnson has over $4 billion of assets under management with services extending to a wide range of clients, including businesses, individuals, foundations, institutions and endowments. Johnson solely provides investment management, through individually managed portfolios, and has no commission-based affiliations from the sale of products. An investment committee of Johnson is responsible for the investment decisions and the day-to-day management of the Funds.

The Fund is obligated to pay the adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of the average daily net assets of the Fund. The adviser has committed to waive its fee to 1.00% of such assets through April 30, 2010.

A discussion regarding the basis for the board of trustees approving the investment advisory contract of the Fund will be available in the Annual Report to Shareholders for the period ended December 31, 2008.

PORTFOLIO MANAGERS

The adviser manages each of the Johnson Mutual Fund portfolios with a team of individuals who are responsible for the investment policy, portfolio management and research for the Funds. The team for the Johnson International Fund includes the following individuals:

10

Brian Kute
Aaron Taylor
Jeroen van Leersum
Jason Farler

Mr. Kute is a CFA charterholder and has been with the adviser for 13 years. He is currently the Manager of Research for the Adviser. He has had day to day responsibilities with the Johnson Mutual Funds for this entire period. Mr. Kute is team leader of the Fund and is also the team leader of the Disciplined Mid-Cap Fund, Disciplined Small-Cap and Disciplined Large-Cap Funds.

Mr. Taylor is a CFA charterholder who has been involved with the Disciplined Mid-Cap Fund Disciplined Small-Cap and Disciplined Large-Cap Funds. Mr. Taylor is currently an Equity Analyst and has been in various other roles at the adviser since 1999.

Mr. van Leersum has been a team member of the Growth and Dynamic Growth Fund since 2006. He is also currently an Equity Analyst for the adviser, and has been with the adviser since 1996.

Mr. Farler is a CFA charterholder who has been a member of the Dynamic Growth Fund team since 2005.  He is currently a Portfolio Manager for the adviser and has responsibilities analyzing international equity investments.  Mr. Farler has been with the adviser in various portfolio management roles since 2001.

The Funds’ SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the Portfolio Manager and respective ownership in the Funds.

MARKET TIMING DISCLOSURE

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Redemptions are monitored by the Fund’s transfer agent to detect redemptions that occur within a specified time period, and any account in which such activity occurs is monitored for possible market timing activity. The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund's portfolio securities is available in the Funds' Statement of Additional Information.

GENERAL

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve their investment objectives. The Fund may also invest in such instruments at anytime to maintain liquidity or pending selection of investments in accordance with its policies.

The investment objectives and strategies of the Fund may be changed by the board of trustees without shareholder approval.

11

Johnson Mutual Funds	Prospectus Dated December 8, 2008

Privacy Policy

The relationship between Johnson Investment Counsel, our affiliates (Johnson Trust Company and Johnson Mutual Funds) and our clients is the most important asset of our firm. We strive to maintain your trust and confidence, which is an essential aspect of our commitment to protect your personal information to the best of our ability. We believe that our clients value their privacy, and we do not disclose your personal information to anyone unless it is required by law, at your direction, or is necessary to provide you with our services. We have not and will not sell your personal information to anyone.

Johnson Investment Counsel and our affiliates collect and maintain your personal information so that we can better provide investment management and trust services. The types and categories of information that we collect and maintain about you include:

Information we receive from you to open an account or provide investment advice and trust services, such as your home address, telephone number and financial information.
Information we need to service your account, such as trade confirmations, account statements and other financial information.

In order for us to provide investment management and trust services to you, it is sometimes necessary for us to disclose your personal information to outside sources (e.g., brokers, custodians, regulators and tax return preparers).

To fulfill our privacy commitment at Johnson Investment Counsel, we have instituted firm-wide practices to safeguard the information that we maintain about you. These include:

Adopting procedures that put in place physical, electronic and other safeguards to keep your personal information safe.
Limited access to personal information to those employees who need it to perform their job duties.
Requiring third parties that perform services for us to agree by contract to keep your information strictly confidential.
Protecting information of our former clients to the same extent as our current clients.

12

Johnson Mutual Funds	Prospectus Dated December 8, 2008

Investment Adviser
Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Transfer Agent
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Custodian
National City Bank
One East Fourth Street
Cincinnati, Ohio 45202

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Funds’ policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. Shareholder reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of the Funds’ latest semi-annual or annual fiscal year end.

Call the Funds at 513-661-3100 or 800-541-0170 or visit our website at www.johnsoninv.com to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-7254

13

Statement of Additional Information	December 8, 2008

SAI dated December 8, 2008

Johnson International Fund

Johnson Mutual Funds Trust
3777 West Fork Road
Cincinnati, OH 45247
(513) 661-3100
(800) 541-0170
FAX (513) 661-4901

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Johnson Mutual Funds listed above dated December 8, 2008. A free copy of the Prospectus can be obtained by writing the Trust at 3777 West Fork Road, Cincinnati, Ohio 45247, by calling the Trust at 513-661-3100 or 800-541-0170, or by visiting our website at www.johnsoninv.com.

Johnson Mutual Funds	SAI Dated December 8, 2008

Table of Contents

PAGE

DESCRIPTION OF THE TRUST		3
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS		3
A.	Equity Securities	3
B.	Foreign Investments	3
C	Investment Company Securities	4
D.	Exchange Traded Funds	4
E.	Futures Contracts and Options on Futures Contracts	5
F	Derivative Instruments	6
G.	Corporate Debt Securities	10
H.	Fixed Income Securities	10
I.	U.S. Government Securities	10
J.	Mortgage-Backed Securities	11
K.	Collateralized Mortgage Obligations (CMOs)	11
L.	Zero Coupon and Pay-in-Kind Bonds	11
M.	Financial Service Industry Obligations	12
N.	Asset-Backed and Receivable-Backed Securities	12
O.	Forward Commitments and Reverse Repurchase Agreements	12
P.	Restricted Securities	13
Q.	Option Transactions	13
R.	Loans of Portfolio Securities	13

S.	Repurchase Agreements	14
T.	When Issued Securities and Forward Commitments	14
U.	Short Sales	14
V.	Municipal Securities	14
INVESTMENT LIMITATIONS
A.	Fundamental	15
B.	Non-Fundamental	16
TRUSTEES AND OFFICERS	16
SHAREHOLDER RIGHTS	19
THE INVESTMENT ADVISER	19
PORTFOLIO TRANSACTIONS AND BROKERAGE	19
DETERMINATION OF SHARE PRICE	20
TAXES	21

PROXY VOTING POLICY	21
DISCLOSURE OF PORTFOLIO HOLDINGS	21
PORTFOLIO MANAGERS	22
CUSTODIAN	23
FUND SERVICES	23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23

EXHIBIT A: ADVISER’S PROXY VOTING GUIDELINES	24

DESCRIPTION OF THE TRUST

Johnson Mutual Funds Trust (the “Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1992 (the “Trust Agreement”). The Board of Trustees supervises the business activities of the Trust. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of fourteen series have been authorized. This SAI applies to the Johnson International Fund (the "Fund"), which was established August 27, 2008. The fund is diversified. Johnson Investment Counsel, Inc. (the "Adviser") serves as investment adviser to the Fund.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the officers of the Trust, subject to the review and approval of the Board of Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund, at its discretion and with shareholder consent, may use securities from the Fund’s portfolio to pay you for your shares, provided that the Adviser deems that such a distribution of securities will not adversely affect the Fund’s portfolio. Any such transfer of securities to you will be a taxable event and you may incur certain transaction costs relating to the transfer. Contact the Fund for additional information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques they may use.

A.   EQUITY SECURITIES
Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, rights, REITs (real estate investment trusts), REOCs (real estate operating companies) and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

B. FOREIGN SECURITIES
The Fund invests in foreign equity securities, primarily of companies whose stock is traded on U.S. exchanges or whose securities are available through the use of American Depository Receipts (ADRs). The Fund may, however, invest in foreign securities that are not traded on U.S. exchanges, as well as Global Depository Receipts (GDRs). ADRs are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares of foreign companies that it holds in custody. GDRs are similar to ADRs except the may be issued by foreign banks and may not be U.S. dollar denominated. The Fund may also invest in U.S. dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the adviser to be comparable in quality to investment-grade domestic securities.

Investments in foreign securities (those which are traded principally in markets outside of the United States), particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers located in those countries. The securities of some foreign issuers and securities traded principally in foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. issuers and securities traded principally in U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those charged in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities traded principally in foreign securities markets.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. Prices of securities of companies in emerging markets can be significantly more volatile than prices of securities of companies in the more developed nations of the world, reflecting the greater uncertainties of investing in less developed markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Also, such local markets typically offer less regulatory protections for investors.

Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies, including the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciations and political developments. The Fund may try to hedge these risks by investing in foreign currencies and in currency-related derivatives, such as currency futures contracts, forward foreign currency exchange contracts, options thereon, or any combination thereof, but there can be no assurance that such strategies will be effective. Currency-related derivatives typically involve the use of leverage and, as a result a small investment in such instruments could have a potentially large impact on the Fund's performance. Such instruments also may be subject to the risks noted below.

C.   INVESTMENT COMPANY SECURITIES
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended, (the “1940 Act”) and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under Section 12(d)(1) of the 1940 Act, the Funds may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund have not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

D.   EXCHANGE TRADED FUNDS
The Fund may invest in a range of exchange-traded funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS, SM Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. Additionally, the Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index TM . SPDRs trade on the American Stock Exchange ("AMEX") under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the AMEX under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 of the value of the Dow Index. The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the AMEX under the symbol QQQ. The iShare products own the stocks in various sector indices, such as the Morgan Stanley Corporate 100 Bond Index or international indices such as the MSCI EAFE Index or other regional or country specific indices. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in other investment companies, see "Investment Company Securities" above.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the adviser believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

E.   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency, class of securities, or an index at a specified future time and at a specified price. An option on a futures contract obligates the writer, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether a party realizes a gain or loss from futures activities depends upon movements in the underlying security, currency or index. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

The Fund may purchase and sell futures contracts to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund’s existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund’s total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund’s custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund’s portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund’s Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund’s ability to establish and close out futures and options positions depends on this secondary market.

F. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with purchase and sale of foreign portfolio securities.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds relative to another currency. The forward contract may be denominated in U.S. dollars or may be a “cross-currency” contract where the forward contract is denominated in a currency other than U.S. dollars. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The forecasting of a short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Fund may enter into such forward contracts if, as a result, not more than 50% of the value of its total assets would be committed to such contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Trustees believe that it is important to have the flexibility to enter into forward contracts when the Adviser determines it to be in the best interests of the Fund.

Generally, the Fund will not enter into a forward foreign currency exchange contract with a term of greater than 90 days. At the maturity of the contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

The Fund’s dealings in forward foreign currency exchange contracts will be limited to the transactions described above. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser. It should also be realized that this method of protecting the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities held by the Fund. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

G.   CORPORATE DEBT SECURITIES
Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper that consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment-grade quality if they are rated BBB or higher by Standard & Poor’s Corporation (“S&P”), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, determined by the adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. The Fund will invest no more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

H.   FIXED INCOME SECURITIES
Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

I.   U.S. GOVERNMENT SECURITIES
U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities such as securities issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (FNMA), are supported only by the credit of the agency that issued them and the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are neither insured nor guaranteed by the U.S. government.

J.   MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

K.   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

L.   ZERO COUPON AND PAY-IN-KIND BONDS
Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value. Certain types of CMOs pay no interest for a period of time and, therefore, present risks similar to zero coupon bonds.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could at times be required to liquidate other investments in order to satisfy its dividend requirements. The Fund will invest no more than 5% of its net assets in pay-in-kind bonds.

M.   FINANCIAL SERVICE INDUSTRY OBLIGATIONS
Financial service industry obligations include among others, the following:

1.   Certificates of Deposit - Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

2.   Time Deposits - Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.
3.   Bankers’ Acceptances - Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

N.   ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES
Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals and the certificate holder generally has not recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments—if a security were trading at a premium, its total return would be lowered by prepayments and if a security were trading at a discount, its total return would be increased by prepayments. The Fund will invest no more than 5% of its net assets in asset-backed or receivable-backed securities.

O.   FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS
The Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Trust in an amount equal to the commitments of the Fund to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Trust will direct its Custodian to place the securities in a separate account. When a separate account is maintained in connection with forward commitment transactions to purchase securities or reverse repurchase agreements, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund’s commitments to purchase or repurchase securities. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions. Reverse repurchase agreements constitute a borrowing by the Fund and will not represent more than 5% of the net assets of the Fund. The Fund will invest no more than 25% of its total assets in forward commitments.

Securities purchased on a forward commitment basis, securities subject to reverse repurchase agreements and the securities held in the Fund’s portfolio are subject to changes in market value based on the public’s perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way—i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has purchases securities on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund’s assets will have greater fluctuation.

With respect to 75% of the total assets of the Fund, the value of the Fund’s commitments to purchase or repurchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund’s total assets at the time the commitment to purchase or repurchase such securities is made; provided, however, that this restriction does not apply to U.S. government obligations or repurchase agreements with respect thereto. In addition, the Fund will maintain an asset coverage of 300% for all of its borrowings and reverse repurchase agreements. Subject to the foregoing restrictions, there is no limit on the percentage of the Fund’s total assets that may be committed to such purchases or repurchases.

P.   RESTRICTED SECURITIES
Restricted securities are securities of which the resale is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will invest no more than 5% of its net assets in restricted securities.

Q.   OPTION TRANSACTIONS
The Fund may engage in option transactions involving individual securities and market indices and engage in related closing transactions. An option involves either (1) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (2) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted, but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted and, in return, the seller of such an option is obligated to make the payment. The Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a loss. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option (a closing transaction). The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date. Options are traded on organized exchanges and in the over-the-counter market. Options on securities that the Fund sells (writes) will be covered or secured, which means that it will own the underlying security or maintains a segregated account holding liquid securities in an amount not less than the exercise price at all times while the option is outstanding. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Fund may purchase put and call options on individual securities and on stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy. The Fund may also sell put and call options in closing transactions.

The purchase and writing of options involves certain risks. The purchase of options limits the Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction was effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written.

Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker’s customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser’s ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and its ability to select the proper time, type and duration of the options.

The Fund may purchase either exchange-traded or over-the-counter options on securities. With certain exceptions, over-the-counter options, and any assets used to cover them, are considered illiquid securities. The Fund’s ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

R.   LOANS OF PORTFOLIO SECURITIES
The Fund may make short- and long-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors that the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund’s net assets.

S.   REPURCHASE AGREEMENTS
A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

T.   WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS
The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds and maintains until the settlement date in a separate account at the Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its respective total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund’s share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

U.   SHORT SALES
The Fund, may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases. The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security. Until the Fund closes the short position, the Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The assets in the segregated account are marked to market daily. The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Fund will not effect short sales of securities unless it owns or have the right to obtain securities equivalent in-kind and amount to the securities sold short. The Fund may sell short a security that it owns because it does not want to close out its position in the security for tax or other reasons.

V. MUNICIPAL SECURITIES

Municipal securities are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and generally exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities, or the financing of privately owned or operated facilities. Municipal securities consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

The two principal classifications of municipal securities are “general obligations” and “revenue” bonds. General obligation bonds are backed by the issuer’s full credit and to the extent of its taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility and, therefore, investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest. As industrial development authorities may be backed only by the assets and revenues of non-governmental users, the Fund will not invest more than 5% of its assets in securities backed by non-government backed securities in the same industry.

The Adviser considers municipal securities to be of investment-grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s or, if unrated, determined by the adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. The Fund will invest no more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

INVESTMENT LIMITATIONS

A.   FUNDAMENTAL
The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”)—i.e., they may not be changed without the affirmative vote of majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable series) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Trust (or the applicable series). Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.   Borrowing Money - The Fund will not borrow money except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
2.   Senior Securities - The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and this Statement of Additional Information.

3.   Underwriting - The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.
4.   Real Estate - The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.
5.   Commodities - The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by commodities.
6.   Loans - The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
7.   Concentration - The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as the date of consummation.

B.   NON-FUNDAMENTAL

The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental.

1.   Pledging - The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangement with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
2.   Borrowing - The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
3.   Margin Purchases - The Fund will not purchase securities or evidences of interest thereon on “margin”. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchase and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.
4.   Short Sales - The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short.
5.   Options - The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and this Statement of Additional Information.
6.   Illiquid Investments - The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is provided below. Trustees who are not deemed to be interested persons of the Trust, as defined in the 1940 Act, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Trust are referred to as Interested Trustees. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns or is removed.

NAME, ADDRESS AND AGE	CURRENT POSITION HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Interested Trustee
Timothy E. Johnson (66)* 3777 West Fork Road Cincinnati, Ohio 45247	President and Trustee	Since 1992	President and Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	14	Director, Kendle International, Inc.
Independent Trustees
Ronald H. McSwain (66) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	14	None
James J. Berrens (43) 3777 West Fork Rd Cincinnati, OH 45247	Trustee	Since 2006	Controller of MSA Inc. since 2006; Audit Manager of Grear & Company from 2001 to 2005	14	None
John R. Green (66) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2006	Retired from The Procter & Gamble Company	14	None
Kenneth S. Shull (79) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired plant engineer at The Procter & Gamble Company	14	None
Officers
Dale H. Coates (50) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President	Since 1992	Portfolio Manager of the Trust’s Adviser	N/A	N/A
Marc E. Figgins (45) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc.	NA	NA
Scott J. Bischoff (43) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Operations Manager of the Trust’s Adviser	NA	NA
Jennifer J. Kelhoffer (37) 3777 West Fork Road Cincinnati, Ohio 45247	Secretary	Since 2007
Client Services and Compliance Associate for Johnson Investment Counsel, Inc. since March 2006; Chief Compliance Officer of the Analysts Investment Trust from Oct. 2004 to Sept. 2006; Broker Dealer Manager for Equity Analysts Inc. from January 2002 to October 2005
				NA	NA

*Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s Adviser and an officer of the Trust.

The Board currently has an Audit Committee and a Nominating Committee. Each committee consists of all independent trustees. The Audit Committee met twice during the fiscal year ended December 31, 2007. The Nominating Committee met once during the fiscal year ended December 31, 2007. The primary purpose of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act. The functions of the Nominating Committee are to oversee the nomination and selection of the Trustees.

The dollar ranges of securities beneficially owned by the Trustees in other series of the Trust as of December 31, 2007, are as follows:

	Timothy E. Johnson	Ronald H. McSwain	Kenneth S. Shull	James Berrens	John Green
Growth Fund	Over $100,000	None	None	$10,001 - $50,000	None
Disciplined Mid-Cap Fund	Over $100,000	$50,001-$100,000	$50,001-$100,000	$10,001 - $50,000	Over $100,000
Realty Fund	Over $100,000	None	None	None	None
Disciplined Small-Cap Fund	Over $100,000	$10,001 - $50,000	None	None	None
Disciplined Large-Cap Fund	Over $100,000	$10,001 - $50,000	None	None	None
Dynamic Growth Fund	Over $100,000	None	None	None	$10,001 - $50,000
Equity Income Fund	Over $100,000	None	None	None	None
Fixed Income Fund	Over $100,000	None	None	$10,001 - $50,000	None
Municipal Fund	None	None	None	None	None

Aggregate Dollar Range of Equity Securities Held in All Johnson Mutual Funds	Over $100,000	Over $100,000	$50,001-$100,000	$50,001- $100,000	Over $100,000

The compensation paid to the Trustees of the Trust for the year ended December 31, 2007 is set forth in the following table:

NAME OF TRUSTEE	TOTAL COMPENSATION FROM TRUST (THE TRUST IS NOT IN A FUND COMPLEX)[1]
Timothy E. Johnson	$0
John W. Craig [2]	$3,500
Ronald H. McSwain	$7,000
Kenneth S. Shull	$7,000
James Berrens	$7,000
John Green	$7,000
1 Trustee fees are Trust expenses. However, because the Management Agreement obligates the adviser to pay all of the operating expenses of the Trust (with limited exceptions), the adviser makes the actual payment.
2 Mr. Craig, an independent Trustee, resigned effective June 30, 2007

Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the Investment Company Act of 1940, as amended.  Prior to the public offering of Fund shares,  it is anticipated that the Adviser will own 100% of the outstanding shares of the Fund.  Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.  After the public offering commences, it is anticipated that the Adviser will no longer control the Fund.

As of December 8, 2008, other than ownership by the Adviser, of which one of the Trustee is an affiliate, none of the officers and Trustees of the Trust, as a group or individually, owned any of the outstanding shares of the Fund.

SHAREHOLDER RIGHTS - Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he/she owns and fractional votes for fractional shares he/she owns. All shares of the Fund have equal voting rights and liquidation rights.

THE INVESTMENT ADVISER

The Trust’s investment adviser is Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247. Timothy E. Johnson may be deemed to be a controlling person and an affiliate of the Adviser due to his ownership of its shares and his position as the President and director of the Adviser. Mr. Johnson, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the Management Agreement, the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest, expenses that the Fund is authorized to pay pursuant to Rule 12b-1 and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of the average daily net assets of the Fund. However, the Adviser has committed to waive its fee to 1.00% of such assets for the Fund. The Adviser intends that this fee limitation will be permanent, although the Adviser reserves the right to remove it at any time after April 30, 2010.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser may not take into account the sale of Fund shares by a broker in allocating brokerage transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Trust. Although research services and other information are useful to the Trust and the adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Management Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser’s clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated using the following rules:

A. All client accounts would have their entire order filled or receive no shares at all, unless the account’s purchase would exceed $50,000. In that case, filling part of the order for that account would be acceptable.

B. The orders would be filled beginning with the account least invested in that security type, relative to its goal, and proceed through the list with the last order filled for the account most invested in that security type, relative to its goal.

Based on rule A, some accounts may be skipped to meet the exact number of shares purchased. For the sale of a security, the orders would be filled beginning with the most fully invested account moving to the least fully invested.

The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

The prices (net asset values) of the shares of the Fund are determined as of 4:00 p.m. Eastern time on each day the Trust is open for business, on day’s when shareholders exist for the Fund, and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust uses Thomson Financial and Interactive Data Corporation to price portfolio securities. The Board of Trustees periodically reviews the pricing services used by the Trust.

Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

For additional information about the methods used to determine the net asset value (share price), see “Share Price Calculation” in the Prospectus.

TAXES

The Fund intends to qualify, under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will not be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to shareholders. The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion (30%) of the dividend income and capital gains distributions of any account unless the shareholder provides a taxpayer identification number and certifies that the taxpayer identification number is correct and that the shareholder is not subject to backup withholding.

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Adviser’s proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information. The Adviser has engaged Investor Responsibility Research Center (IRRC) to vote the Funds’ proxies in accordance with the Adviser’s policies and procedures.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (513) 661-3100 or toll free at (800) 541-0170; and (ii) from the Trust’s documents filed with the SEC’s website at www.sec.gov . In addition, you may obtain a copy of the Trust’s proxy voting policies by call (513) 661-3100 or toll free at (800) 541-0170.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian, each of which is described in this SAI. Additionally, the Fund may release portfolio holdings to third party rating agencies and data reporting platforms (currently Lipper and Morningstar) on a periodic basis. The Fund also may disclose portfolio holdings, as needed, to the Fund's auditors, proxy voting services (if applicable), pricing services and legal counsel, each of which is described in the prospectus or in this SAI. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

PORTFOLIO MANAGERS

The Fund is managed with a team approach. The following charts indicate the individuals involved with the day to day portfolio management of the Johnson International Fund and a description of their experience. Also included in the chart is a dollar range of equity securities held in the Fund.

Portfolio Manager	Participation on Teams	Length of Service in Years	Business Experience	Dollar Range of Equity Securities Held in Fund
Brian Kute	International	13	Team Leader for International Fund; CFA, 1999; Manager of Research for the adviser since March, 2003.	International - None
Aaron Taylor	International	9	CFA, 2004; Equity Analyst of the adviser since 2005; Research Assistant of the adviser from April, 1999 to February, 2005.	International - None
Jeroen van Leersum	International	1	Equity Analyst of the adviser since 1999.	International - None
Jason Farler	International		Portfolio Manager and Portfolio Assistant with the Adviser since 2001	International - None

The following table discloses the number of accounts and other registered investment companies (RIC) managed by the portfolio manager team member and the total assets managed within the accounts and RICs. The Adviser does not receive any performance based fees

Team Member	Number of RIC Accounts	Total RIC Assets	Number of Other Accounts Managed	Total Assets of Other Accounts Managed
Brian Kute	7	$110,531,449	1	$88,754.69
Aaron Taylor	3	$38,109,406	1	$46,597.48
Jeroen van Leersum	2	$38,423,692	1	$214,249.60
Jason Farler	1	$7,909,077	199	$66,397,326

The Adviser believes that there are currently no material conflicts of interest between the management of the Fund and the accounts described above. Purchases and redemptions to the accounts are processed with an allocation program that does not permit any discrimination to either the Fund accounts or the accounts described above.

Each of the team members are compensated for their services by the Adviser. Compensation consists of a salary, incentive compensation, and retirement plan contributions by the Adviser. The salary for each team member is fixed. The incentive compensation structure provides additional compensation to the portfolio management team member if the Fund and accounts described in the table meet certain performance criteria versus the established benchmarks on a pretax basis. The benchmarks are measured on a one and three year basis. Portfolio management team members are also eligible for participation in a Defined Contribution Plan which provides retirement contributions based on a percent of salary which is applied to all employees of the Adviser and its affiliates.

CUSTODIAN

National City Bank, through its subsidiary Allegiant Asset Management Group , One East Fourth Street, Cincinnati, Ohio 45202, is the current custodian of the Fund's investments. The Custodian acts as the Fund’s depository, holds its portfolio securities in safekeeping, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

Johnson Financial, Inc. (“JFI”), 3777 West Fork Road, Cincinnati, Ohio 45247, acts as the Fund's transfer agent. A Trustee and four officers of the Trust are members of management and/or employees of JFI. JFI maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the services as transfer agent, JFI received from the Adviser (not the Fund) an annual fee of $168,000 for each of the fiscal years ended December 31, 2005 and 2006, and annual fee of $247,000 for the fiscal year ended December 31, 2007, in the aggregate for all Funds of the Trust.

In addition, JFI provides fund accounting services to the Fund, including maintaining the Fund’s accounts, books and records, calculating net asset value per share and distributions, and providing reports and other accounting services. For the services as fund accountant, JFI received from the Adviser (not the Funds) an annual fee of $144,000 for each of the fiscal years ended December 31, 2005 and 2006, and an annual fee of $221,000 for the fiscal year ended December 31, 2007, in the aggregate for all Funds of the Trust.

JFI also provides the Fund with administrative services to the Fund and the Trust, including all compliance, regulatory reporting and necessary office equipment, personnel and facilities. For its services as fund administrator, JFI received from the Adviser (not the Funds) an annual fee of $264,000 for each of the fiscal years ended December 31, 2005 and 2006, and an annual fee of $338,000 for the fiscal year ended December 31, 2007, in the aggregate for all Funds of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio has been selected as the independent registered public accounting firm for the Trust for the fiscal period ending December 31, 2008. Cohen Fund Audit Services, Ltd. performs an annual audit of the Trust’s financial statements and provides financial, tax and accounting consulting services as requested.

EXHIBIT A
ADVISER’S PROXY VOTING GUIDELINES

OVERVIEW

The following polices are guidelines in voting the proxies.

Generally, the adviser favors proposals that protect and enhance the rights of shareholders as a class and disapprove policies that favor individual shareholders or groups of shareholders at the expense of others. The adviser will vote for some proposals of management if management is acting in the best interests of its stockholders.

Any reference to granting powers to individuals giving them power of substitution in voting the proxy will be stricken out of the proxy unless the account owning the securities has provisions for substitution in its governing instrument. In that case, the individual voting the proxy will determine the advisability of striking or returning the substitution authority.

A record is to be maintained of the date it was voted and how it was voted.
JOHNSON INVESTMENTS COUNSEL, INC.’S (THE ADVISER) POLICY ON THE FOLLOWING ISSUES ARE:

ELECT DIRECTORS IS TO:

WITHHOLD votes from director nominees IF 1% or more of directors serving on the nominating committee are employees or have ties.
WITHHOLD from any director nominee attending less than 75% of the board and committee meetings during the previous fiscal year.
WITHHOLD votes from director nominees IF 1% or more of directors serving on the compensation committee are employees or have ties.
WITHHOLD votes from director nominees IF 1% or more of directors serving on the audit committee are employees or have ties.

RATIFY SELECTION OF AUDITORS

·	Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.

APPROVE NAME CHANGE
·	Always vote FOR a management proposal to change the company name.
APPROVE OTHER BUSINESS
·	Always vote FOR a management proposal to approve other business.
ADJOURN MEETING
·	Always vote FOR a management proposal to adjourn the meeting.
APPROVE TECHNICAL AMENDMENTS
·	Always vote FOR a management proposal to make technical amendments to the charter and/or bylaws.
APPROVE FINANCIAL STATEMENTS
·	Always vote FOR a management proposal to approve financial statements.
INCREASE AUTHORIZED COMMON STOCK
·	Vote AGAINST IF the increase is NOT intended to effect a merger, stock split, recapitalization or other reorganization.
·	Vote AGAINST IF the dilution represents more than 125% of current authorized shares.
DECREASE AUTHORIZED COMMON STOCK
·	Always vote FOR a management proposal to decrease authorized common stock.
AMEND AUTHORIZED COMMON STOCK
·	Always vote FOR a management proposal to amend authorized common stock.

APPROVE COMMON STOCK ISSUANCE
Vote AGAINST IF the dilution represents more than 25% of current outstanding voting power before the stock issuance.

·	Vote AGAINST IF the issued common stock has superior voting rights.
APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS
·	Vote AGAINST IF the warrants, when exercised, would exceed 25% of the outstanding voting power.
AUTHORIZE PREFERRED STOCK
·	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.
INCREASE AUTHORIZED PREFERRED STOCK
·	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.
DECREASE AUTHORIZED PREFERRED STOCK
·	Always vote FOR a management proposal to decrease authorized preferred stock.
CANCEL SERIES OF PREFERRED STOCK
·	Always vote FOR a management proposal to cancel a class or series of preferred stock.
AMEND AUTHORIZED PREFERRED STOCK
·	Always vote FOR a management proposal to amend preferred stock.
APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK
·	Vote AGAINST IF the dilution represents more than 25% of the total voting power.
·	Vote AGAINST IF the shares have voting rights superior to those of other shareholders.
ELIMINATE PREEMPTIVE RIGHTS
·	Always vote AGAINST a management proposal to eliminate preemptive rights.
RESTORE PREEMPTIVE RIGHTS
·	Always vote FOR a management proposal to create or restore preemptive rights.
AUTHORIZE DUAL CLASS STOCK
·	Vote AGAINST IF the shares have inferior or superior voting rights.
ELIMINATE DUAL CLASS STOCK
·	Always vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.
AMEND DUAL CLASS STOCK
·	Always vote FOR a management proposal to amend authorized dual or multiple classes of common stock.
INCREASE AUTHORIZED DUAL CLASS STOCK
·	Vote AGAINST IF it will allow the company to issue additional shares with superior voting rights.
APPROVE SHARE REPURCHASE
·	Always vote FOR a management proposal to approve a stock repurchase program.
APPROVE STOCK SPLIT
·	Always vote FOR a management proposal to approve a stock split.
APPROVE REVERSE STOCK SPLIT
·	Always vote FOR a management proposal to approve reverse a stock split, unless the common stock is not proportionately reduced.
APPROVE BANKRUPTCY RESTRUCTURING
·	Always vote FOR a management proposal on bankruptcy restructurings.

APPROVE REINCORPORATION
· Vote AGAINST IF the proposal would reduce shareholder rights.
APPROVE SPIN-OFF
· Always vote FOR a management proposal to spin-off certain company operations or divisions.
APPROVE SALE OF ASSETS
· Always vote FOR a management proposal to approve the sale of assets.
ELIMINATE CUMULATIVE VOTING
· Always vote AGAINST a management proposal to eliminate cumulative voting.
ADOPT CUMULATIVE VOTING
· Always vote FOR a management proposal to adopt cumulative voting.
ADOPT DIRECTOR LIABILITY PROVISION
· Always vote FOR a management proposal to limit the liability of directors.
AMEND DIRECTOR LIABILITY PROVISION
· Always vote FOR a management proposal to amend director liability provisions.
ADOPT INDEMNIFICATION PROVISION
· Always vote FOR a management proposal to indemnify directors and officers.
AMEND INDEMNIFICATION PROVISION
· Always vote FOR a management proposal to amend provisions concerning the indemnification of directors and officers.
APPROVE BOARD SIZE
· Always vote FOR a management proposal to set the board size.
NO SHAREHOLDER APPROVAL TO FILL VACANCY

·	Always vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.
GIVE BOARD AUTHORITY TO SET BOARD SIZE
·	Always vote AGAINST a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.
REMOVAL OF DIRECTORS
·	Vote AGAINST IF the proposal limits the removal of directors to cases where there is legal cause.
APPROVE NON-TECHNICAL CHARTER AMENDMENTS
·	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.
APPROVE NON-TECHNICAL BYLAW AMENDMENTS
·	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.
APPROVE CLASSIFIED BOARD
·	Always vote AGAINST a management proposal to adopt a classified board.
AMEND CLASSIFIED BOARD
·	Always vote FOR a management proposal to amend a classified board.
REPEAL CLASSIFIED BOARD
·	Always vote FOR a management proposal to repeal a classified board.
ADOPT POISON PILL
·	Always vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).
REDEEM POISON PILL
·	Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).

ELIMINATE SPECIAL MEETING
· Always vote AGAINST a management proposal to eliminate shareholders’ right to call a special meeting.
LIMIT SPECIAL MEETING
· Always vote AGAINST a management proposal to limit shareholders’ right to call a special meeting.
RESTORE SPECIAL MEETING
· Always vote FOR a management proposal to restore shareholders’ right to call a special meeting.
ELIMINATE WRITTEN CONSENT
· Always vote AGAINST a management proposal to eliminate shareholders’ right to act by written consent.
LIMIT WRITTEN CONSENT
· Always vote AGAINST a management proposal to limit shareholders’ right to act by written consent.
RESTORE WRITTEN CONSENT
· Always vote FOR a management proposal to restore shareholders’ right to act by written consent.
ADOPT SUPERMAJORITY REQUIREMENT
· Always vote AGAINST a management proposal to establish a supermajority vote provision to approve a merger or other business combination.
AMEND SUPERMAJORITY REQUIREMENT
· Vote AGAINST IF the amendment would increase the vote required to approve the transaction.
ELIMINATE SUPERMAJORITY REQUIREMENT
· Always vote FOR a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.
ADOPT SUPERMAJORITY LOCK-IN
· Always vote AGAINST a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
AMEND SUPERMAJORITY LOCK-IN
· Always vote AGAINST a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
ELIMINATE SUPERMAJORITY LOCK-IN
· Always vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
CONSIDER NON-FINANCIAL EFFECTS OF MERGER
· Always vote FOR a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.
ADOPT FAIR PRICE PROVISION
· Always vote FOR a management proposal that establishes a fair price provision.
AMEND FAIR PRICE PROVISION
· Always vote FOR a management proposal to amend a fair price provision.
REPEAL FAIR PRICE PROVISION
· Always vote AGAINST a management proposal to repeal a fair price provision.
ADOPT ANTI-GREENMAIL PROVISION

·	Always vote FOR a management proposal to limit the payment of greenmail.
ADOPT ADVANCE NOTICE REQUIREMENT
·	Always vote FOR a management proposal to adopt advance notice requirements.

OPT OUT OF STATE TAKEOVER LAW
·	Always vote FOR a management proposal seeking to opt out of a state takeover statutory provision.
OPT INTO STATE TAKEOVER LAW
·	Always vote AGAINST a management proposal seeking to opt into a state takeover statutory provision.
ADOPT STOCK OPTION PLAN
·	Vote AGAINST IF the plan dilution is more than 10% of outstanding common stock.
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of outstanding common stock.
·	Vote AGAINST IF the plan allows for the repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows for non-qualified options to be priced at less than 100% of the fair market value on the grant date.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company allowed the repricing or replacement of underwater options in past fiscal year.
AMEND STOCK OPTION PLAN
·	Vote AGAINST IF the plan would allow options to be priced at less than 100% fair market value on the grant date.
·	Vote AGAINST IF the amendment allows for the repricing or replacement of underwater options.
ADD SHARES TO STOCK OPTION PLAN
·	Vote AGAINST IF the plan dilution is more than 10% of outstanding common stock.
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of total outstanding common stock.
·	Vote AGAINST IF the company allows for the repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market value on the grant date.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company allowed the repricing or replacement of underwater options in past fiscal year.
LIMIT ANNUAL AWARDS
·	Always vote FOR a management proposal to limit per-employee annual option awards.
EXTEND TERM OF STOCK OPTION PLAN
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of outstanding common stock.
·	Vote AGAINST IF the plan allows repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market value.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company repriced or replaced underwater options in the past fiscal year.
ADOPT DIRECTOR STOCK OPTION PLAN
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan authorizes 5 or more types of awards.
·	Vote AGAINST IF the plan allows for non-formula discretionary awards.

AMEND DIRECTOR STOCK OPTION PLAN
·	Vote AGAINST IF the amendment would authorize 5 or more types of awards.
·	Vote AGAINST IF the amendment would permit the granting of non-formula discretionary awards.
ADD SHARES TO DIRECTOR STOCK OPTION PLAN
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.

·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan authorizes 5 or more types of awards.
·	Vote AGAINST IF the proposed plan allows for non-formula discretionary awards.
ADOPT EMPLOYEE STOCK PURCHASE PLAN
·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans, including this proposal, is more than 15% of the outstanding common equity.
AMEND EMPLOYEE STOCK PURCHASE PLAN
·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% of the fair market value.
ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN
·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% of the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans, including this proposal, is more than 15% of the outstanding common equity.
ADOPT STOCK AWARD PLAN
·	Vote AGAINST IF the awards vest solely on tenure.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
AMEND STOCK AWARD PLAN CASE-BY-CASE
·	Vote AGAINST IF the amendment shortens the vesting requirement or lessens the performance requirements.
ADD SHARES TO STOCK AWARD PLAN
·	Vote AGAINST IF the awards vest solely on tenure.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
ADOPT DIRECTOR STOCK AWARD PLAN CASE-BY-CASE
·	Vote AGAINST IF the vesting is based solely on tenure or if the shares are unrestricted when granted.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution for all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan would permit the granting of non-formula discretionary awards.
AMEND DIRECTOR STOCK AWARD PLAN
·	Vote AGAINST IF the amendment allows stock awards with no tenure or performance-based vesting.
·	Vote AGAINST IF the amendment would permit the granting of non-formula discretionary awards.

ADD SHARES TO DIRECTOR STOCK AWARD PLAN
·	Vote AGAINST IF the vesting is based on tenure or if the shares are unrestricted when granted.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan would permit the granting of non-formula discretionary awards
APPROVE ANNUAL BONUS PLAN
·	Always vote FOR a management proposal to approve an annual bonus plan.
APPROVE SAVINGS PLAN
·	Always vote FOR a management proposal to adopt a savings plan.
APPROVE OPTION/STOCK AWARDS
·	Vote AGAINST IF the option/stock award is priced less than 100% of the fair market value on the grant date.
·	Vote AGAINST IF the option/stock award represents dilution of more than 5% of outstanding common equity.
·	Vote AGAINST IF the option/stock award is unrestricted shares.
·	Vote AGAINST IF the minimum equity overhang from all plans is more than 15% of the common equity.
ADOPT DEFERRED COMPENSATION PLAN
·	Vote AGAINST IF the dilution is more than 10% of the outstanding common equity.
APPROVE LONG-TERM BONUS PLAN

·	Always vote FOR a management proposal to approve a long-term bonus plan.
APPROVE EMPLOYMENT AGREEMENTS
·	Always vote FOR a management proposal to approve an employment agreement or contract.
AMEND DEFERRED COMPENSATION PLAN
·	Always vote FOR a management proposal to amend a deferred compensation plan.
EXCHANGE UNDERWATER OPTIONS
·	Always vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price).
AMEND ANNUAL BONUS PLAN
·	Always vote FOR a management proposal to amend an annual bonus plan.
REAPPROVE OPTION/BONUS PLAN FOR OBRA
·	Always vote FOR a management proposal to reapprove a stock option plan or bonus plan for purposes of OBRA.
AMEND LONG-TERM BONUS PLAN
·	Always vote FOR a management proposal to amend a long-term bonus plan.
SHAREHOLDER PROPOSALS
SHAREHOLDER APPROVAL OF AUDITORS
·	Always vote FOR a shareholder proposal calling for stockholder ratification of auditors.
AUDITORS MUST ATTEND ANNUAL MEETING
·	Always vote FOR a shareholder proposal calling for the auditors to attend the annual meeting.
LIMIT CONSULTING BY AUDITORS
·	Always vote FOR a shareholder proposal calling for limiting consulting by auditors.
ROTATE AUDITORS
·	Always vote AGAINST a shareholder proposal calling for the rotation of auditors.

RESTORE PREEMPTIVE RIGHTS
· Always vote FOR a shareholder proposal to restore preemptive rights.
STUDY SALE OR SPIN-OFF
· Always vote FOR a shareholder proposal asking the company to study sales, spin-offs or other strategic alternatives.
ADOPT CONFIDENTIAL VOTING
· Always vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of the proxy ballots.
COUNTING SHAREHOLDER VOTES
· Always vote AGAINST a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.
NO DISCRETIONARY VOTING
· Always vote AGAINST a shareholder proposal to eliminate the company’s discretion to vote unmarked proxy ballots.
EQUAL ACCESS TO THE PROXY
· Always vote FOR a shareholder proposal to provide equal access to the proxy materials for shareholders.
IMPROVE MEETING REPORTS
· Always vote AGAINST a shareholder proposal to improve annual meeting reports.
CHANGE ANNUAL MEETING LOCATION

·	Always vote AGAINST a shareholder proposal to change the annual meeting location.
CHANGE ANNUAL MEETING DATE
·	Always vote AGAINST a shareholder proposal to change the annual meeting date.
BOARD INCLUSIVENESS
·	Always vote AGAINST a shareholder proposal asking the board to include more women and minorities as directors.
INCREASE BOARD INDEPENDENCE
·	Always vote FOR a shareholder proposal seeking to increase board independence.
DIRECTOR TENURE/RETIREMENT AGE
·	Always vote AGAINST a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure policy.
MINIMUM STOCK OWNERSHIP BY DIRECTORS
·	Always vote AGAINST a shareholder proposal to require minimum stock ownership by directors.
ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD
·	Always vote AGAINST a shareholder proposal that seeks to provide for union or employee representatives on the board of directors.
DIRECTORS’ ROLE IN CORPORATE STRATEGY
·	Always vote AGAINST a shareholder proposal seeking to increase disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan.
INCREASE NOMINATING COMMITTEE INDEPENDENCE
·	Always vote FOR a shareholder proposal to increase the independence of the nominating committee.
CREATE NOMINATING COMMITTEE
·	Always vote FOR a shareholder proposal to create a nominating committee of the board.
CREATE SHAREHOLDER COMMITTEE
·	Always vote AGAINST a shareholder proposal urging the creation of a shareholder committee.

INDEPENDENT BOARD CHAIRMAN
· Always vote AGAINST a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.
LEAD DIRECTOR
· Always vote AGAINST a shareholder proposal asking that a lead director be chosen from among the ranks of the non-employee directors.
ADOPT CUMULATIVE VOTING
· Always vote FOR a shareholder proposal calling for the adoption of cumulative voting.
REQUIRE NOMINEE STATEMENT IN PROXY
· Always vote AGAINST a shareholder proposal to require directors to place a statement of candidacy in the proxy statement.
DOUBLE BOARD NOMINEES
· Always vote AGAINST a shareholder proposal to nominate two director candidates for each open board seat.
DIRECTOR LIABILITY
·
Always vote AGAINST a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect.

REPEAL CLASSIFIED BOARD

·	Always vote FOR a shareholder proposal to repeal a classified board.
ELIMINATE SUPERMAJORITY PROVISION
·	Always vote FOR a shareholder proposal that seeks to eliminate supermajority provisions.
REDUCE SUPERMAJORITY PROVISION
·	Always vote FOR a shareholder proposal that seeks to reduce supermajority provisions.
REPEAL FAIR PRICE PROVISION
·	Always vote AGAINST a shareholder proposal that seeks to repeal fair price provisions.
RESTORE RIGHT TO CALL A SPECIAL MEETING
·	Always vote FOR a shareholder proposal to restore shareholders’ right to call a special meeting.
RESTORE RIGHT TO ACT BY WRITTEN CONSENT
·	Always vote FOR a shareholder proposal to restore shareholders’ right to act by written consent.
PROHIBIT TARGETED SHARE PLACEMENT
·	Always vote FOR a shareholder proposal to limit the board’s discretion to issue targeted share placements or to require shareholder approval before such block placements can be made.
OPT OUT OF STATE TAKEOVER STATUTE
·	Always vote FOR a shareholder proposal seeking to force the company to opt out of a state takeover statutory provision.
REINCORPORATION
·	Vote AGAINST IF the new state has stronger anti-takeover provisions.
ADOPT ANTI-GREENMAIL PROVISION
·	Always vote FOR a shareholder proposal to limit greenmail payments.
RESTRICT EXECUTIVE COMPENSATION
·	Always vote AGAINST a shareholder proposal to restrict executive compensation.
DISCLOSE EXECUTIVE COMPENSATION
·	Always vote FOR a shareholder proposal to enhance the disclosure of executive compensation.
RESTRICT DIRECTOR COMPENSATION
·	Always vote AGAINST a shareholder proposal to restrict director compensation.

CAP EXECUTIVE PAY
· Always vote AGAINST a shareholder proposal to cap executive pay.
PAY DIRECTORS IN STOCK
· Always vote AGAINST a shareholder proposal calling for directors to be paid with company stock.
APPROVE EXECUTIVE COMPENSATION
· Always vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.
RESTRICT DIRECTOR PENSIONS
· Always vote AGAINST a shareholder proposal calling for the termination of director retirement plans.
REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE
· Always vote AGAINST a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.
NO REPRICING OF UNDERWATER OPTIONS
· Always vote FOR a shareholder proposal seeking shareholder approval to reprice or replace underwater stock options.
GOLDEN PARACHUTES

· Always vote FOR a shareholder proposal calling for a ban or shareholder vote on future golden parachutes.
AWARD PERFORMANCE-BASED STOCK OPTIONS
· Always vote AGAINST a shareholder proposal seeking to award performance-based stock options.
EXPENSE STOCK OPTIONS
· Always vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement.
PENSION FUND SURPLUS
· Always vote AGAINST a shareholder proposal that requests future executive compensation be determined without regard to any pension fund income.
CREATE COMPENSATION COMMITTEE
· Always vote FOR a shareholder proposal to create a compensation committee.
HIRE INDEPENDENT COMPENSATION CONSULTANT
·
Always vote AGAINST a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues.

INCREASE COMPENSATION COMMITTEE INDEPENDENCE
· Always vote FOR a shareholder proposal to increase the independence of the compensation committee.
INCREASE AUDIT COMMITTEE INDEPENDENCE
· Always vote FOR a shareholder proposal to increase the independence of the audit committee.
INCREASE KEY COMMITTEE INDEPENDENCE
· Always vote FOR a shareholder proposal to increase the independence of key committees.
SOCIAL ISSUE PROPOSALS
*ABSTAIN ON ALL SOCIAL ISSUES PROPOSALS WHERE NO GUIDELINE HAS BEEN SELECTED*
REVIEW CHARITABLE GIVING POLICY
· Always vote AGAINST a shareholder proposal that asks the company to establish shareholder-designated contribution programs.
LIMIT OR END CHARITABLE GIVING
· Always vote AGAINST a shareholder proposal that asks the company to limit or end charitable giving.

CASE BY CASE

·	Contested Election of Directors

·	Approve Merger/Acquisition

·	Approve Recapitalization

·	Approve Restructuring

·	Approve Liquidation

·	Approve Leveraged Buyout

·	Redeem or vote on poison pill on a case by case unless the proposal seeks to redeem the rights plan

INVESTMENT COMPANY PROPOSALS

·	Vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

JOHNSON MUTUAL FUNDS TRUST

PART C.	OTHER INFORMATION

Item 23.	Exhibits

(a) Articles of Incorporation.

(i) Copy of Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 12, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 20, is hereby incorporated by reference.

(vi) Copy of Amendment No. 8 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 26, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders- None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with its Adviser, Johnson Investment Counsel, Inc. for the Johnson Growth Fund and Johnson Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with its Adviser, Johnson Investment Counsel, Inc. for the Johnson Opportunity Fund and Johnson Municipal Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(iii) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the Johnson Realty Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 16, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the for the JIC Institutional Bond Funds I, II, and III, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 16, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the Johnson Equity Income Fund, Johnson Dynamic Growth Fund, Johnson Disciplined Large Company Fund, Johnson Disciplined Small Company Fund and Johnson Enhanced Return Fund, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 20, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the Johnson International Fund is filed herewith.

(e) Underwriting Contracts - None.

(f) Bonus or Profit Sharing Contracts - None.

(g) Custodian Agreements.

(i) Copy of Registrant's Agreement with the Custodian, National City Bank, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Amended Schedule of Custodian Fees, which was filed as an exhibit to Registrant’s Post-Effective Amendment No.7, is hereby incorporated by reference.

(h) Other Material Contracts -None.

(i) Legal Opinion.

(i) Opinion and Consent of Thompson Hine, LLP is filed herewith. ,

(j) Other Opinions - Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements- None.

(l) Initial Capital Agreements.

(i) Copy of Letter of Initial Stockholder for the Growth Fund and the Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Copy of Letter of Initial Stockholder for the Opportunity Fund and the Municipal Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i) Rule 12b-1 Plan for the Johnson Equity Income Fund, Johnson Dynamic Growth Fund, Johnson Disciplined Large Company Fund, Johnson Disciplined Small Company Fund and Johnson Enhanced Return Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

(ii) Rule 12b-1 Plan for the Johnson International Fund is filed herewith.

(n) Rule 18f-3 Plan - None.

(o) Reserved.

(p) Code of Ethics. Copy of Registrant’s (and Adviser’s) Code of Ethics is filed herewith.

(q) Power of Attorney.

(i) Power of Attorney for Registrant and Certificate, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, are hereby incorporated by reference.

Item 24.	Persons Controlled by or Under Common Control with the Registrant

(a) As of December 1, 2008, Johnson Investment Counsel, Inc., an Ohio corporation, the Johnson Investment Counsel, Inc. Profit Sharing Plan, discretionary accounts of Johnson Investment Counsel, Inc., and other accounts which its officers and/or employees may control, may be deemed to control the Growth Fund, Disciplined Mid-Cap Fund, the Realty Fund, the Fixed Income Fund, the Municipal Income Fund, the Equity Income Fund, the Dynamic Growth Fund, the Disciplined Large-Cap Fund, the Disciplined Small-Cap Fund and the Enhanced Return Fund as a result of their beneficial ownership of those Funds.

(b) As of December 1, 2008, Covie and Company, an Illinois corporation, may be deemed to control the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III as a result of its beneficial ownership of those Funds.

(c) Timothy E. Johnson may be deemed control Johnson Investment Counsel, Inc. due to his ownership of the shares and his positions as the President and director, and therefore Johnson Investment Counsel, Inc. may be under common control with the Registrant.

(d) Johnson Financial Services, Inc. and Johnson Trust Company are wholly owned subsidiaries of Johnson Investment Counsel, Inc., and therefore may be deemed to be under common control with the Registrant.

Item 25.	Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and Officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or Officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and Officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The registrant may not pay for insurance which protects the Trustees and Officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant maintains a standard mutual fund investment advisory professional and directors and officer’s liability policy. The policy provides coverage to the Registrant, its Trustees and Officers, and its Adviser, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Fund Accounting Agreement, Administration Agreement and Transfer Agency Agreement (collectively, the “Agreements”) with Johnson Financial, Inc. (“JFI”), each Fund has agreed to indemnify and hold harmless JFI, its employees, agents, directors, officers, and nominees from and against any and all claims, demands, losses, damages, costs, charges, counsel fees, and other expenses of every nature and character arising out of or in any way relating to JFI’s actions taken or nonactions with respect to the performance of services under the Agreements with respect to each Fund, if applicable, upon reasonable reliance on information, records, instructions, or requests with respect to a Fund given or made to JFI by an authorized representative of the Trust, the investment adviser, and on records provided by any transfer agent or custodian. JFI has assumed no responsibility or liability for any acts, errors, or omissions that may have occurred prior to JFI’s acceptance of the duties and responsibilities set forth in the Agreements. The Trust has agreed to indemnify and hold JFI harmless from all claims, lawsuits, damages, assessments, and the like which are attributable to or caused by any service provider previously engaged by the Trust to perform similar duties for the Trust as are described in the Agreements. The indemnification shall not, however, apply to actions or omissions of JFI in case of its own bad faith, willful misfeasance, negligence, or from reckless disregard by it of its obligations and duties.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Johnson Mutual Funds Trust in the successful defense of any action, suit or proceedings) in asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

(A) Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (the "Adviser") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(2) The following list sets forth the business and other connections of the Directors and Officers of Johnson Investment Counsel, Inc. during the past two years.

(a) Timothy E. Johnson

(i) President, Director and Treasurer of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

(ii) President and a Trustee of Johnson Mutual Funds Trust, 3777 West Fork Road, Cincinnati, Ohio 45247.

(iii) President of Johnson Financial Services, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

(iv) President, Director, Chief Financial Officer, Chief Trust Officer and Treasurer of Johnson Trust Company, 3777 West Fork Road, Cincinnati, Ohio 45247.

(b) Janet L. Johnson

(i) Director of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247

(c) Dale H. Coates

(i) Director of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247

(ii) Vice President Johnson Mutual Funds Trust, 3777 West Fork Road Cincinnati, Ohio 45247

(d) Scott J. Bischoff

(i) Chief Compliance Officer, Johnson Mutual Funds Trust and Johnson Investment Counsel, Inc.

(e) Michael D. Barnes

(i) Secretary of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247

Item 27.	Principal Underwriters - None.

Item 28.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant and Transfer Agent at, 3777 West Fork Road, Cincinnati, Ohio 45247, or by National City Bank, the Registrant's custodian at One East Fourth Street, Cincinnati, Ohio 45202.

Item 29.	Management Services Not Discussed in Parts A or B - None.

Item 30.	Undertakings- None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 5 day of December, 2008.

JOHNSON MUTUAL FUNDS TRUST

By:    /s/ Timothy E. Johnson
TIMOTHY E. JOHNSON
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RONALD H. McSWAIN*	TRUSTEE	)
		)	*By: /s/ Timothy E. Johnson
		)	TIMOTHY E. JOHNSON
		)	Attorney-In-Fact
KENNETH S. SHULL*	TRUSTEE	)	December 5, 2008
)
)
)
JAMES J. BERRENS*	TRUSTEE	)
)
)
)
JOHN R. GREEN*	TRUSTEE	)

 /s/ Timothy E. Johnson
TIMOTHY E JOHNSON
Trustee and President

 /s/Marc E. Figgins
MARC E. FIGGINS
Treasurer, Principal Financial Officer and Principal Accounting Officer

EXHIBIT INDEX

1. Management Agreement for Johnson International Fund	EX-99.23.d.v

2. 12b-1 Plan for Johnson International Fund	EX-99.23.m.ii

3. Consent of Thompson Hine	EX-99.23.i

4. Consent of Cohen Fund Audit Services, Independent Auditor	EX-99.23.j

5. Code of Ethics	EX-99.23.P